Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 504,806,199	₩ 422,866,346
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	349,085,837	314,340,868
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	12,950,561	17,935,816
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	152,840,826	136,499,558
Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	19,461,567	6,517,215
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	140,718,619	131,795,992
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	23,114,264	21,592,287
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,052,346	2,079,850
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	897,525	890,660
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,154,821	1,189,190
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	48,512,857	40,289,846
Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	58,573,094	37,677,646
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	45,582,065	28,478,136
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	111,928,180	88,022,539
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	41,298,884	32,457,817
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	12,461,379	17,579,099
Finance and insurance | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Finance and insurance | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	19,342,308	6,385,776
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	9,456,194	8,456,599
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	39,003	36,343
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,198,591	1,425,488
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	897,525	870,656
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,301,066	554,832
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	29,826,338	25,067,491
Finance and insurance | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	28,673,958	22,436,768
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	9,930,409	6,634,975
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	51,517,119	47,825,016
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	44,994,657	44,170,108
Manufacturing | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	2,219
Manufacturing | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Manufacturing | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	44,781,794	43,957,565
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	212,863	210,324
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	505,198	213,715
Manufacturing | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	505,198	213,715
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,466,874	1,646,132
Manufacturing | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,500,514	1,695,624
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	49,876	99,437
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	19,082,218	19,287,593
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	17,175,280	17,589,602
Retail and wholesale | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	17,004,407	17,420,532
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	170,873	169,070
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	120,636	209,631
Retail and wholesale | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	120,636	209,631
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,112,688	1,185,571
Retail and wholesale | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	673,614	302,789
Retail and wholesale | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Real estate and service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	32,130,233	28,676,897
Real estate and service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	30,080,295	27,055,617
Real estate and service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	300
Real estate and service | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Real estate and service | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,295	2,795
Real estate and service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	30,029,000	27,009,286
Real estate and service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	49,000	43,236
Real estate and service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,872	22,597
Real estate and service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	20,004
Real estate and service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	7,872	2,593
Real estate and service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	350,720	342,124
Real estate and service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	807,274	480,979
Real estate and service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	884,072	775,580
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,033,982	4,600,610
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,527,266	3,314,615
Construction service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,485,602	3,272,406
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	41,664	42,209
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,500	1,621
Construction service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,500	1,621
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	262,183	208,455
Construction service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,164,947	480,585
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,076,086	595,334
Lodging and Restaurant
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,115,721	5,695,381
Lodging and Restaurant | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,026,780	5,633,652
Lodging and Restaurant | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,003,383	5,610,146
Lodging and Restaurant | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	23,397	23,506
Lodging and Restaurant | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	900	900
Lodging and Restaurant | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	900	900
Lodging and Restaurant | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	75,152	60,829
Lodging and Restaurant | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	12,889	0
Lodging and Restaurant | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	125,008,000	92,157,268
Other industry | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	52,991,929	47,518,415
Other industry | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	489,182	354,198
Other industry | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Other industry | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	116,964	128,644
Other industry | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	29,958,239	26,066,753
Other industry | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	22,427,544	20,968,820
Other industry | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	215,649	205,898
Other industry | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Other industry | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	215,649	205,898
Other industry | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	14,418,902	11,779,244
Other industry | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	23,739,898	12,280,901
Other industry | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	33,641,622	20,372,810
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	152,990,746	136,601,042
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	152,990,746	136,601,042
Retail customers | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	152,840,826	136,499,558
Retail customers | Due from banks and loans at amortized cost | Government
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	2,705
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	149,920	98,779
Retail customers | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 0	₩ 0

[1]	The following accounts are the net carrying value less provision for doubtful accounts.